Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000166436 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166436 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166436 | Top10HoldingAlphabetBNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166436 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166436 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166436 | Top10HoldingTaiwan Semiconductor ManufacturingBNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166436 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166436 | Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166436 | Top10HoldingSamsung ElectronicsBNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166436 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000166436 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000166436 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000166436 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000166436 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000166436 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000166436 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000166436 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166436 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166436 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166436 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000166438 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166438 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166438 | Top10HoldingAlphabetBNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166438 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166438 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166438 | Top10HoldingTaiwan Semiconductor ManufacturingBNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166438 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166438 | Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166438 | Top10HoldingSamsung ElectronicsBNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166438 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000166438 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000166438 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000166438 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000166438 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000166438 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000166438 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000166438 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166438 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166438 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166438 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.20%